Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share
The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts):

	Quarter Ended March 31,
	2026	2025
Numerator:
Net loss	$(10,171)	$(8,284)
Denominator:
Weighted average shares outstanding	20,396,354	436,890

Basic and diluted loss per share	$(0.50)	$(18.96)

The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts):

	Years Ended December 31,
	2025	2024
Numerator:
Net loss	$(36,461)	$(39,661)
Deemed dividends	—	(2,724)

Net loss attributable to common stockholder	$(36,461)	$(42,385)

Denominator:
Weighted average shares outstanding	7,977,360	373,446
Effect of dilutive shares	—	—

Basic and diluted loss per share	$(4.57)	$(113.50)

Summary of Anti-Dilutive Securities Excluded from Calculation of Diluted Earnings Per Share	The following table summarizes the number of

shares of common stock issuable under various securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three months ended March 31,
	2026	2025
Redeemable convertible preferred stock	—	12,729,349
Common warrants	—	672,632
Preferred warrants	—	10,377
Restricted stock units	2,074,375	185,247
Stock options and employee stock purchase plan	4,165,220	2,206,978

Total shares	6,239,595	15,804,583

The following table summarizes the number of shares of common stock issuable under various securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2025	2024
Redeemable convertible preferred stock	—	12,729,349
Common warrants	244,425	672,632
Preferred warrants	—	10,377
Restricted stock units	1,497,340	113,819
Stock options and employee stock purchase plan	4,322,986	2,228,838

Total shares	6,064,751	15,755,015